Deferred revenue	12 Months Ended
Dec. 31, 2025
Deferred revenue
Deferred revenue

Note 11 — Deferred revenue

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at the beginning of the year	58,293	620,000	88,621
Decrease in contract liabilities from recognizing revenue during the year included in the contract liabilities at the beginning of the year	(58,293)	(620,000)	(88,621)
Increase in contract liabilities from billings in advance of performance obligation under contracts	620,000	40,942	5,852
Balance at the end of the year	620,000	40,942	5,852